OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Government authorities	$ 78	$ 92
Advances to suppliers	258	411
Prepaid expenses	163	172
Deferred expenses attributed to software projects	22	52
Other	95	17
Other accounts receivables and prepaid expenses	$ 616	$ 744